Commitments and contingencies (Narrative) (Details) - USD ($)	1 Months Ended		6 Months Ended
	Dec. 31, 2016	May 31, 2015	Jun. 30, 2017
421 Kent Development, LLC [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought value	$ 20,000,000
421 Kent Development, LLC [Member] | Mechanics Liens [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought value	20,000,000
XIN Development Management East, LLC [Member] | Arbitration Claim [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought value		$ 10,000,000	$ 8,000,000
Asserted counter claim amount			8,500,000
Domestic Tax Authority [Member]
Loss Contingencies [Line Items]
Estimated amount for the contingency			16,200,000
Financial Guarantee [Member]
Loss Contingencies [Line Items]
Aggregate amount of guarantee	$ 1,672,868,791		$ 1,480,495,108